UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22464

Ironwood Multi-Strategy Fund LLC

(Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500

San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

_________________________________________

Jonathan Gans

Chief Executive Officer and President

c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 777-2400

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will not be sent by mail, unless a member specifically requests paper copies of the reports from the Fund or its transfer agent, BNY Mellon. Instead, the reports will be made available on www.ironwoodpartners.com, and members will be notified by mail each time a report is posted and provided with a website link to access the report.

Members continue to have the ability to receive any, or all, of the Fund’s reporting electronically including monthly account statements, financial statements, tax documents, the prospectus, and tender offers.

Instructions on how to sign up for electronic delivery are available by contacting Ironwood Investor Services at investorservices@ironwoodpartners.com

Members may elect to receive all future reports in paper, free of charge, by informing BNY Mellon. The phone number is (888) 999-2678.

The Fund’s report transmitted to members pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Financial Statements

Ironwood Multi-Strategy Fund LLC

Six Months Ended October 31, 2025

(Unaudited)

Ironwood Multi-Strategy Fund LLC

Financial Statements

Six Months Ended October 31, 2025

(Unaudited)

Ironwood Multi-Strategy Fund LLC
Statement of Assets and Liabilities
October 31, 2025
(Unaudited)

Assets
Cash	$87,899
Investment in the Master Fund, at fair value (cost $2,839,269,747)	3,118,071,575
Advance subscription to the Master Fund	27,646,785
Total assets	3,145,806,259
Liabilities
Subscriptions received in advance	27,646,785
Payable to Adviser	5,707,548
Accrued expenses	121,320
Total liabilities	33,475,653
Net assets	$3,112,330,606
Net assets consist of:
Paid-in capital	$2,835,676,186
Accumulated earnings	276,654,420
Net assets	$3,112,330,606
Net asset value per unit
2,484,560.29 units issued and outstanding, no par value	$1,252.67

See accompanying notes and attached consolidated financial statements of the Master Fund.

1

Ironwood Multi-Strategy Fund LLC
Statement of Operations
Six Months Ended October 31, 2025
(Unaudited)

Investment income
Other income	$2,562

Expenses
Account servicing fees	11,200,330
Printing and communication fees	388,653
Professional fees	145,771
Directors’ fees	97,500
Sub-transfer agency fees	84,922
Filing fees	38,405
Administration fees	24,859
Other	2,040
Total expenses	11,982,480

Net investment loss	(11,979,918)

Realized and unrealized gain (loss) on investment in the Master Fund
Net realized gain on redemptions from the Master Fund	578,328
Net change in unrealized appreciation/depreciation on investment in the Master Fund	200,645,801
Net realized and unrealized gain on investment in the Master Fund	201,224,129
Net increase in net assets resulting from operations	$189,244,211

See accompanying notes and attached consolidated financial statements of the Master Fund.

2

Ironwood Multi-Strategy Fund LLC
Statements of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income (loss)	$(11,979,918)	$150,073,308
Net capital gain distribution received from the Master Fund	–	14,807,880
Net realized gain on redemptions from the Master Fund	578,328	4,761,286
Net change in unrealized appreciation/depreciation on investment in the Master Fund	200,645,801	45,426,926
Net increase in net assets resulting from operations	189,244,211	215,069,400

Distributions to Members
Distributions from net investment income	–	(150,793,856)
Distributions from net realized gains	–	(15,178,515)
Decrease in net assets resulting from distributions to Members	–	(165,972,371)

Member transactions
Subscriptions	160,398,426	277,012,912
Reinvestment of distributions	–	152,112,068
Redemptions	(79,459,751)	(207,989,520)
Net increase in net assets resulting from Member transactions	80,938,675	221,135,460

Net increase in net assets	270,182,886	270,232,489
Net assets, beginning of period	2,842,147,720	2,571,915,231
Net assets, end of period	$3,112,330,606	$2,842,147,720

Unit transactions
Units outstanding, beginning of period	2,417,780.82	2,229,995.98
Units issued	132,884.69	235,431.59
Units issued for reinvestment of distributions	–	130,778.62
Units redeemed	(66,105.22)	(178,425.37)
Units outstanding, end of period	2,484,560.29	2,417,780.82

See accompanying notes and attached consolidated financial statements of the Master Fund.

3

Ironwood Multi-Strategy Fund LLC
Statement of Cash Flows
Six Months Ended October 31, 2025
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$189,244,211
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on redemptions from the Master Fund	(578,328)
Net change in unrealized appreciation/depreciation on investment in the Master Fund	(200,645,801)
Purchases of investment in the Master Fund	(153,166,299)
Proceeds from sales of investment in the Master Fund	77,558,483
Increase in payable to Adviser	432,976
Increase in accrued expenses	26,868
Net cash used in operating activities	(87,127,890)

Financing activities
Subscriptions received	164,756,270
Redemptions paid	(77,561,044)
Net cash provided by financing activities	87,195,226

Net change in cash	67,336
Cash, beginning of period	20,563
Cash, end of period	$87,899

Supplemental disclosure of non-cash activities
Non-cash subscriptions	$81,530
Non-cash redemptions	$1,898,707

See accompanying notes and attached consolidated financial statements of the Master Fund.

4

Ironwood Multi-Strategy Fund LLC
Financial Highlights

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net asset value, beginning of period	$1,175.52	$1,153.33	$1,127.65	$1,183.36	$1,207.42	$1,099.16
Net investment income (loss)(a)	(4.88)	66.46	41.56	33.24	60.55	69.24
Net realized and unrealized gain (loss) on investment in the Master Fund	82.03	28.79	43.37	(29.88)	(24.64)	112.66
Net increase (decrease) in net assets resulting from operations	77.15	95.25	84.93	3.36	35.91	181.90
Distributions paid from:
Net investment income	–	(66.38)	(41.58)	(54.26)	(55.03)	(70.20)
Net realized gains	–	(6.68)	(17.67)	(4.81)	(4.94)	(3.44)
Total distributions	–	(73.06)	(59.25)	(59.07)	(59.97)	(73.64)
Net asset value, end of period	$1,252.67	$1,175.52	$1,153.33	$1,127.65	$1,183.36	$1,207.42
Total return(b)	6.56%	8.33%	7.67%	0.35%	2.92%	16.68%
Ratio of total expenses to average net assets before expense waivers and recaptures(c)	0.81%	0.79%	0.80%	0.79%	0.80%	0.80%
Ratio of total expenses to average net assets after expense waivers and recaptures(c)	0.81%	0.79%	0.80%	0.79%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(c)	(0.81%)	5.60%	3.64%	4.63%	4.44%	5.90%
Ratio of total expenses to average net assets after expense waivers and recaptures of the Master Fund(d)	1.39%	1.39%	1.37%	1.37%	1.36%	1.38%
Net assets, end of period	$3,112,330,606	$2,842,147,720	$2,571,915,231	$2,398,763,706	$2,105,475,636	$1,645,344,740

(a)	Calculated based on the average units outstanding methodology.
(b)	Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.
(c)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Master Fund.
(d)	Ratios do not reflect the Master Fund’s proportionate share of the expenses of the investment funds.

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. The total returns for periods less than a year have not been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes and attached consolidated financial statements of the Master Fund.

5

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements

Six Months Ended October 31, 2025

(Unaudited)

1. Organization

Ironwood Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund is also registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in Note 2.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”), which has the same investment objective as the Fund. As of October 31, 2025, the Fund’s investment in the Master Fund represented 51.40% of the Master Fund’s net assets. The consolidated financial statements of the Master Fund, including the consolidated schedule of investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Eligible investors in the Fund (referred to as “Members”) include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. The majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator”) as its independent administrator.

See attached consolidated financial statements of the Master Fund.

6

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

2. Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. The financial statements are expressed in U.S. dollars.

The Fund is an investment company as described in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Fund follows the accounting and reporting guidance in ASC 946.

Use of Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s units held in the Master Fund valued at the per unit net asset value. Valuation of investment funds held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash

In the normal course of business, the Fund maintains its cash balances in accounts that are affiliated with the Administrator, which at times may exceed federally insurable limits. The Adviser monitors the financial condition of the Administrator and does not anticipate any losses.

See attached consolidated financial statements of the Master Fund.

7

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

Income and Expense Recognition

The Fund records investment transactions on a trade date basis and recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The change in the Master Fund’s net asset value is included in net change in unrealized appreciation/depreciation on investment in the Master Fund on the statement of operations. Realized gain (loss) on redemptions from the Master Fund is calculated using the specific identification methodology.

Income dividends and capital gains distributions received by the Fund from the Master Fund are automatically reinvested in additional units of the Master Fund, to the extent that the Fund’s Members have elected to reinvest dividends in accordance with the Fund’s dividend reinvestment plan.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and state(s) as applicable. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2025. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the statement of operations. The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

See attached consolidated financial statements of the Master Fund.

8

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

Segment Reporting

The Fund is an investment company whose investment objective is stated in Note 1 to the Financial Statements and operates as a single reportable segment. The Adviser’s Management Committee has been designated as the Fund’s Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of the Fund’s single segment and deciding the allocation of the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

3. Fair Value of Financial Instruments

The units of account that are valued by the Fund are its units in the Master Fund and not the underlying holdings of the Master Fund. Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of the Master Fund.

4. Members’ Units

The stated minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000. The Adviser may waive these minimums, but in no event will the initial investment be less than $25,000. Members may purchase units as of the first business day of the month.

Subscriptions received in advance represent the amounts received on or prior to October 31, 2025 for subscriptions with an effective date of November 1, 2025.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units. Neither the Fund nor the Distributor impose an initial sales charge. If a Member purchases units through a Selling Agent, the Selling Agent may directly charge the Member a transaction or other fees in such amount as the Selling Agent may determine. Any such transaction or other fees charged by a Selling Agent is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”). An Offer to repurchase Members’ units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its members, including the Fund. Members of the Fund will be treated as if they are members of the Master Fund and subject to the terms of the Master Fund’s repurchase offer.

See attached consolidated financial statements of the Master Fund.

9

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31. While there can be no guarantee that it will continue this practice, to date, the Master Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 Offers.

As part of each Offer, Members of the Fund may request to tender units and immediately subscribe the resulting proceeds to the Master Fund. As part of the Master Fund’s tender offers, Members of the Master Fund may request to tender units and immediately subscribe the resulting proceeds to the Fund. In these circumstances, the Fund and the Master Fund process the transactions without requiring the payment or receipt of cash. For the six months ended October 31, 2025, the total amount of non-cash subscriptions and redemptions were $81,530 and $1,898,707 respectively.

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund. The Board or the Adviser may waive the imposition of the early repurchase fee. For the six months ended October 31, 2025, the Fund charged early repurchase fees of $2,562. Such amount is included in other income on the statement of operations.

In no event shall any Member have any liability for the repayment or discharge of debts and obligations of the Fund except to the extent provided by the Fund’s prospectus or as required by law.

5. Account Servicing Fee, Related Party Transactions, and Other Expenses

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”). The Account Servicing Fee will accrue monthly at a rate equal to 0.0625% (0.75% per annum) of the Fund’s net asset value as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter. The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to units to a Selling Agent that assists in the servicing of accounts. For the six months ended October 31, 2025, the Fund incurred Account Servicing Fees of $11,200,330, of which $5,707,548 was payable to the Adviser as of October 31, 2025.

The Fund incurs all ongoing ordinary administrative and operational costs of the Fund including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, filing fees, fees paid to sub-transfer agencies, taxes, bank charges, and any extraordinary operating expenses. The Fund also incurs certain expenses indirectly via its investment in the Master Fund, including a monthly advisory fee of 0.10% (1.20% per annum) payable to the Adviser. Such indirect expenses are included in the net change in unrealized appreciation/depreciation on investment in the Master Fund on the statement of operations.

See attached consolidated financial statements of the Master Fund.

10

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement (the “Expense Limitation Agreement”) with the Fund and the Master Fund whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s and Master Fund’s monthly expenses (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, bank charges, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the advisory fee paid by the Master Fund, and the Account Servicing Fee paid by the Fund) to the extent necessary to ensure that the monthly expenses of the Fund will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

For a portion of the six months ended October 31, 2025, eligible expenses in excess of the Expense Limitation were $88,345. Such expenses were eligible to be waived and subsequently recaptured by the Adviser during the period. The amounts waived and recaptured by the Adviser net to zero and does not affect current period expenses presented on the statement of operations. As of October 31, 2025, there are no amounts subject to potential future reimbursement to the Adviser.

Compensation to the independent directors for the six months ended October 31, 2025 was $97,500.

See attached consolidated financial statements of the Master Fund.

11

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

6. Income Taxes

Net investment income (loss) and net realized gain (loss) from sales of units of the Master Fund may not be treated the same for financial statement and for U.S. tax purposes. Temporary book-tax differences may result when the Fund holds units of the Master Fund and will generally become permanent upon disposal of such units.

As of October 31, 2025, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes of the Fund’s investments were as follows:

Cost of investments for tax purposes	$2,839,405,829
Gross tax unrealized appreciation	$278,860,299
Gross tax unrealized depreciation	(194,553)
Net tax unrealized appreciation on investments	$278,665,746

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2025, the Fund’s last fiscal and tax year-end, the components of distributable earnings/(losses) on a tax basis were as follows:

Undistributed long-term capital gains	$16,655,066
Qualified late-year losses	(7,264,802)
Net unrealized depreciation	78,019,945
Accumulated earnings	$87,410,209

Qualified late-year losses represent ordinary losses incurred after December 31, 2024. For income tax purposes, these losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2025, the Fund deferred late-year ordinary losses of $7,264,802 to May 1, 2025.

As of April 30, 2025, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

There were no distributions paid during the six months ended October 31, 2025.

See attached consolidated financial statements of the Master Fund.

12

Ironwood Multi-Strategy Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

7. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties. The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

8. Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations.

See attached consolidated financial statements of the Master Fund.

13

Ironwood Multi-Strategy Fund LLC

Supplemental Information

(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors. One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Additional information about the directors is available in the Fund’s Statement of Additional Information (“SAI”). The Fund’s SAI can be obtained on Ironwood’s website (https://www.ironwoodpartners.com/funds/), the SEC’s website (http://www.sec.gov), or by contacting Ironwood at 833-990-2394.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 75	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 75	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 72	Independent Director	Term - Indefinite Length - Since October 1, 2015	Retired since 2014; prior thereto Partner of Ernst & Young LLP	2	The Hartford Group of Funds (83 portfolios); Coller Secondaries Private Equity Opportunities Fund and Coller Private Credit Secondaries; also directorships and governance committee member with 3 private investment funds
Interested Directors(2)
Jonathan Gans Age: 54	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

14

Ironwood Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2025. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 54	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 54	Secretary	Term - Indefinite Length - Since January 1, 2022	Chief Operating Officer of Ironwood
Martha Boero Age: 42	Treasurer	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood since January 2023; prior thereto Chief Accounting Officer of Ironwood
Michael Mazur Age: 42	Chief Compliance Officer	Term - Indefinite Length - Since January 1, 2022	Chief Compliance Officer of Ironwood since January 2022; prior thereto Vice President, Regulatory & Compliance of Ironwood.

15

Ironwood Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Investment Advisory Agreement

The Amended and Restated Investment Management Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds. Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring. The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including service provider oversight, administration services, fund accounting, investor services, assistance with meeting legal and regulatory requirements, and compliance services.

The Agreement was approved for an initial two-year term on December 23, 2010 and was amended and restated on May 1, 2012. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund. The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met by videoconference in executive session separately with counsel to the Independent Directors and then with counsel to the Independent Directors and counsel to the Funds on September 4, 2025; by videoconference in executive session with those counsel and with representatives of the Adviser on September 8, 2025; and in a full meeting on September 18, 2025, in each case to evaluate whether to approve the Agreement for an additional one-year term. At the Joint Board meeting on September 18, 2025, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for the additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by counsel to the Independent Directors in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

16

Ironwood Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s investment services (including the Adviser’s robust underlying fund due diligence process), philosophy and performance; and the Adviser’s significant operational support services (including the Adviser’s close oversight and continued evaluation of service providers). The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2025, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500 Index, the Bloomberg Aggregate Bond Index, a custom index comprised of 60% S&P 500 Index / 40% Bloomberg Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods within the context of the Funds’ stated objectives. The Board considered the Funds’ strategies and evaluated metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and Sharpe ratios. It considered differences in performance results between the Funds and other funds managed by the Adviser. The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming the Peer Group (while also noting differences in management and strategies of the peers). The Board recognized that the broad market index information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory and consistent with the Funds’ stated objectives and strategies.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

17

Ironwood Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, the substantial resources of the Adviser devoted to the management of the Funds, and the Adviser’s continued investment into the business. The Board concluded that the Adviser’s profitability appeared reasonable.

In considering the advisory fees, the Board noted the absence of “breakpoint” arrangements (reductions in the fee as assets under management increase) both under the Agreement and in Peer Group arrangements. The Board also considered that the Adviser’s current and future economies of scale in providing services under the Agreement are both uncertain and subject to change.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members. As suggested by the discussion above, many matters were considered as potentially relevant to these determinations, and no single factor was found to be determinative.

18

Ironwood Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; (ii) on the Funds’ website at https://www.ironwoodpartners.com/funds/; and (iii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-PORT”)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

19

Consolidated Financial Statements

Ironwood Institutional Multi-Strategy Fund LLC

Six Months Ended October 31, 2025

(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Financial Statements

Six Months Ended October 31, 2025

(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Assets and Liabilities

October 31, 2025

(Unaudited)

Assets
Cash	$86,202,308
Short-term investments, at fair value (cost $124,034,034)	124,034,034
Investments in investment funds, at fair value (cost $3,746,472,597)	5,890,562,294
Advance subscriptions to investment funds	30,000,000
Dividends receivable	641,431
Other assets	128,975
Total assets	6,131,569,042

Liabilities
Subscription received in advance from Ironwood Multi-Strategy Fund LLC	27,646,785
Subscriptions received in advance	19,507,329
Payable to Adviser	17,799,077
Payable on credit facility	125,975
Accrued expenses	711,035
Total liabilities	65,790,201
Commitments (see Note 10)
Net assets	$6,065,778,841

Net assets consist of:
Paid-in capital	$5,500,043,272
Accumulated earnings	565,735,569
Net assets	$6,065,778,841

Net asset value per unit
4,735,526.33 units issued and outstanding, no par value	$1,280.91

See accompanying notes to consolidated financial statements.

1

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments

October 31, 2025

(Unaudited)

Description	First Acquisition Date	Number of Shares (1)	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (2)	Liquidity (3)
Investment Funds
Relative Value:
Alphadyne Global Rates Fund II, Ltd.	7/1/2018	198,885	$212,000,000	$300,815,120	4.96%	12/31/2025	Quarterly (4)
Alphadyne International Fund, Ltd.	7/1/2019	13,489	16,000,000	23,680,996	0.39	12/31/2025	Quarterly (4)
Brevan Howard Alpha Strategies Fund Limited	8/1/2022	650,573	72,229,340	83,614,012	1.38	11/30/2025	Monthly (5)
D.E. Shaw Cogence International Fund, L.P.	10/1/2025	n/a	130,000,000	130,910,000	2.16	12/31/2025	Quarterly (6)
D.E. Shaw Composite International Fund, L.P.	1/1/2011	n/a	51,757,187	234,661,198	3.87	12/31/2025	Quarterly (5)
D.E. Shaw Lithic International Fund, L.P.	7/1/2022	n/a	110,000,000	143,179,989	2.36	11/30/2025	Monthly
D.E. Shaw Valence International Fund, L.P.	1/1/2015	n/a	23,925,054	122,475,767	2.02	12/31/2025	Quarterly (7)
Eisler Capital Multi Strategy Fund Ltd	7/1/2021	50,372	58,313,106	64,635,421	1.07	n/a	Other (8)
ExodusPoint Partners International Fund, Ltd.	6/1/2018	165,727	104,833,125	184,888,028	3.05	3/31/2026	Quarterly (9)
Kirkoswald Global Macro Fund Limited	5/1/2021	1,681,799	186,000,000	298,786,534	4.93	12/31/2025	Quarterly (4)
Millennium International, Ltd.	1/1/2011	286,434	243,905,643	602,468,436	9.93	12/31/2025	Quarterly (10)
Point72 Capital International, Ltd.	4/1/2022	1,899,560	301,106,646	451,597,884	7.45	12/31/2025	Quarterly (4)
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	6/1/2025	50,482	170,473,761	174,410,120	2.88	11/30/2025	Monthly
Two Sigma Spectrum Cayman Fund, Ltd.	6/1/2018	5,205	18,442,620	31,013,197	0.51	12/31/2025	Quarterly
Total Relative Value			1,698,986,482	2,847,136,702	46.96
Market Neutral and Hedged Equity:
Coatue Offshore Fund, Ltd.	3/1/2021	166,041	122,000,000	164,523,919	2.71	12/31/2025	Quarterly (4)
D1 Capital Partners Offshore LP	3/13/2020	n/a	153,000,000	367,256,145	6.05	12/31/2025	Quarterly (11)
Dragoneer Global Offshore Feeder II, LP	4/1/2021	n/a	109,951,781	100,208,264	1.65	12/31/2025	Semi-annually (12)
FGP Redwood Offshore Fund Ltd.	1/1/2024	223,444	230,000,000	260,427,156	4.29	12/31/2025	Quarterly (4)
Holocene Advisors Offshore Fund Ltd.	4/1/2017	140,703	144,500,000	297,089,865	4.90	12/31/2025	Quarterly (13)
Ilex Offshore Fund Limited	7/1/2023	114,500	114,500,000	134,038,996	2.21	12/31/2025	Quarterly (4)
Polymer Asia (Cayman) Fund Ltd.	3/1/2022	101,533	101,993,178	132,163,075	2.18	12/31/2025	Quarterly (4)
Suvretta Offshore Fund, Ltd	3/1/2013	2,109	1,041,906	847,051	0.01	n/a	Other (8)
Suvretta Partners, LP*	1/1/2017	n/a	981,056	210,166	0.00	n/a	Other (8)
Tiger Global Crossover (Cayman) L.P.	11/16/2021	n/a	113,000,000	116,151,749	1.91	12/31/2025	Annually (14)
Woodline Offshore Fund Ltd.	8/1/2019	120,672	127,650,000	241,014,411	3.97	12/31/2025	Quarterly (4)
XN Exponent Offshore Fund LP	10/1/2020	n/a	40,220,549	46,052,119	0.76	6/30/2026	Annually (15)
Total Market Neutral and Hedged Equity			1,258,838,470	1,859,982,916	30.64

See accompanying notes to consolidated financial statements.

2

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

October 31, 2025

(Unaudited)

Description	First Acquisition Date	Number of Shares (1)	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (2)	Liquidity (3)
Investment Funds (continued)
Event-Driven:
Elliott International Limited	1/1/2011	210,097	$286,138,780	$518,875,673	8.55%	12/31/2025	Semi-annually (16)
HG Vora Opportunistic Capital Fund (Cayman) LP	11/14/2019	n/a	–	3,134,023	0.05	n/a	Other (17)
HG Vora Special Opportunities Fund, LP*	4/1/2017	n/a	39,998,125	61,905,633	1.02	12/31/2025	Quarterly (4)
HG Vora Special Opportunities Fund, Ltd.	7/1/2013	38,171	125,461,730	169,950,362	2.80	12/31/2025	Quarterly (4)
Total Event-Driven			451,598,635	753,865,691	12.42
Distressed and Credit Securities:
Apollo Offshore Credit Strategies Fund Ltd.	3/1/2022	298,550	290,500,000	352,645,867	5.81	12/31/2025	Annually (18)
Cerberus Global NPL Feeder Fund, L.P.	1/11/2019	n/a	4,735,922	13,311,517	0.22	n/a	Other (19)
Cerberus Global NPL Fund AIV II S.C.A.**	1/1/2021	n/a	22,821,201	37,600,438	0.62	n/a	Other (17)
Cerberus Global NPL Fund AIV, L.P.*	12/3/2019	n/a	202,290	96,826	0.00	n/a	Other (17)
Cerberus International II, LP*	1/1/2021	n/a	18,744,430	25,815,036	0.43	n/a	Other (8)
Cerberus International SPV, Ltd.	3/1/2012	23	33,658	82,113	0.00	n/a	Other (8)
Cerberus International, Ltd.***	2/1/2011	0.01	11,509	25,188	0.00	n/a	Other (8)
Total Distressed and Credit Securities			337,049,010	429,576,985	7.08
Total investments in Investment Funds			$3,746,472,597	$5,890,562,294	97.10%

See accompanying notes to consolidated financial statements.

3

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

October 31, 2025

(Unaudited)

Description	Number of Shares (1)	Cost	Fair Value	Percent of Net Assets
Short-Term Investments

Money Market Funds:
Fidelity Investments Money Market Government Portfolio Class I (yield 4.01%)*(20)	46,439,374	$46,439,374	$46,439,374	0.77%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares (yield 3.84%)*(20)	33,726,577	33,726,577	33,726,577	0.56
JPMorgan U.S. Government Money Market Fund Class I (yield 3.95%)*(20)	43,868,083	43,868,083	43,868,083	0.72
Total Short-Term Investments		$124,034,034	$124,034,034	2.05%

Total Investments		$3,870,506,631	$6,014,596,328	99.15%

Other assets, less liabilities			51,182,513	0.85

Net assets			$6,065,778,841	100.00%

See accompanying notes to consolidated financial statements.

4

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

October 31, 2025

(Unaudited)

All investments are domiciled in the Cayman Islands except as noted.

*	Investment is domiciled in the United States.
**	Investment is domiciled in Luxembourg.
***	Investment is domiciled in the Bahamas.
Complete information about all of the investment funds’ underlying investments is not readily available.
(1)	Investments in investment funds may be composed of multiple share classes that may have different net asset values per share.
(2)	Investments in investment funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2025 that a redemption from a tranche is available without a redemption fee.
(3)	Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 30 to 90 days. If applicable, lock-up periods range from 12 to 36 months. It is unknown when restrictions will lapse for any fund level gates, suspensions, term vehicles, or private investments.
(4)	Subject to a 25% quarterly investor level gate.
(5)	Subject to a 12.5% quarterly investor level gate.
(6)	Subject to an 8.33% quarterly investor level gate.
(7)	Subject to an 8.33% quarterly investor level gate. If fund level redemptions are less than 8.33%, then the 8.33% investor level gate does not apply.
(8)	The investment fund does not have a set redemption timeframe, but is a liquidating investment and making distributions as underlying investments are sold.
(9)	Approximately 80% of this investment is available for redemption quarterly, subject to a 25% investor level gate. The remaining 20% of this investment is available for redemption quarterly, subject to a 12.5% investor level gate.
(10)	Subject to a 5% quarterly investor level gate. The Fund has an unfunded commitment to this investment fund of $35,000,000.
(11)	Approximately 39% of this investment is available for redemption quarterly, subject to a 12.5% investor level gate. Less than 1% of this investment is earmarked for potential private investments. The earmarked balance is available for redemption quarterly, subject to a 12.5% investor level gate, only after the aforementioned non-earmarked balance has been fully redeemed. Approximately 61% of this investment is invested in private investments, which do not have set redemption timeframes.

See accompanying notes to consolidated financial statements.

5

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Schedule of Investments (continued)

October 31, 2025

(Unaudited)

(12)	Approximately 70% of this investment is available for redemption semi-annually, subject to a 16.67% investor level gate. The remaining 30% of this investment is invested in private investments, which do not have set redemption timeframes. The Fund has an unfunded commitment to this investment fund of $51,048,219.
(13)	Approximately 86% of this investment is available for redemption quarterly, subject to a 25% investor level gate. The remaining 14% of this investment is available for redemption quarterly, subject to a 12.5% investor level gate.
(14)	Approximately 63% of this investment is available for redemption annually, subject to a 25% investor level gate. The remaining 37% of this investment is invested in private investments, which do not have set redemption timeframes.
(15)	Approximately 59% of this investment is available for redemption annually, subject to a 25% investor level gate. The remaining 41% of this investment is invested in private investments, which do not have set redemption timeframes.
(16)	Approximately 73% of this investment is available for redemption semi-annually, subject to a 25% investor level gate. The remaining 27% of this investment is available for redemption semi-annually, subject to a 12.5% investor level gate. The Fund has an unfunded commitment to this investment fund of $12,517,041.
(17)	The investment fund is a term vehicle and does not have a set redemption timeframe.
(18)	This investment is available for redemption annually. If the redemption request amount is 50% of this investment or less, the entire requested amount will be redeemed as of the annual redemption date. If the redemption request amount is greater than 50% of this investment, the requested redemption amount will be redeemed over four equal quarterly redemptions, the first of which takes place on the annual redemption date.
(19)	The investment fund is a term vehicle and does not have a set redemption timeframe. The Fund has an unfunded commitment to this investment fund of $24,655,232.
(20)	The rate shown is the annualized 7-day yield as of October 31, 2025.

See accompanying notes to consolidated financial statements.

6

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Operations

Six Months Ended October 31, 2025

(Unaudited)

Investment income
Dividend income	$4,759,438
Other income	7,914
Total investment income	4,767,352

Expenses
Advisory fees	35,038,246
Administration fees	1,491,701
Commitment fees	1,414,005
Professional fees	779,468
Custody fees	418,982
Filing fees	283,082
Printing and communication fees	225,758
Sub-transfer agency fees	199,601
Risk monitoring fees	178,698
Directors’ fees	97,500
Interest expense	289
Other	92,171
Total expenses	40,219,501

Net investment loss	(35,452,149)

Realized and unrealized gain from investments
Net realized gain on redemptions from investments	70,117,698
Net change in unrealized appreciation/depreciation on investments	358,127,935
Net realized and unrealized gain on investments	428,245,633
Net increase in net assets resulting from operations	$392,793,484

See accompanying notes to consolidated financial statements.

7

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statements of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment loss	$(35,452,149)	$(68,906,315)
Net realized gain on redemptions from investments	70,117,698	156,459,086
Net change in unrealized appreciation/depreciation on investments	358,127,935	377,388,096
Net increase in net assets resulting from operations	392,793,484	464,940,867

Distributions to Members
Distributions from net investment income	–	(336,826,504)
Distributions from net realized gains	–	(29,128,984)
Decrease in net assets resulting from distributions to Members	–	(365,955,488)

Member transactions
Subscriptions	295,373,140	563,945,074
Reinvestment of distributions	–	328,238,997
Redemptions	(200,729,327)	(514,830,187)
Net increase in net assets resulting from Member transactions	94,643,813	377,353,884

Net increase in net assets	487,437,297	476,339,263
Net assets, beginning of period	5,578,341,544	5,102,002,281
Net assets, end of period	$6,065,778,841	$5,578,341,544

Unit transactions
Units outstanding, beginning of period	4,659,238.66	4,344,387.57
Units issued	240,038.72	471,086.49
Units issued for reinvestment of distributions	–	277,791.12
Units redeemed	(163,751.05)	(434,026.52)
Units outstanding, end of period	4,735,526.33	4,659,238.66

See accompanying notes to consolidated financial statements.

8

Ironwood Institutional Multi-Strategy Fund LLC

Consolidated Statement of Cash Flows

Six Months Ended October 31, 2025

(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$392,793,484
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on redemptions from investments	(70,117,698)
Net change in unrealized appreciation/depreciation on investments	(358,127,935)
Purchases of investments in investment funds	(439,332,750)
Proceeds from sales of investments in investment funds	249,572,279
Proceeds from sales of short-term investments, net	146,302,323
Decrease in dividends receivable	127,418
Increase in other assets	(49,337)
Increase in payable to Adviser	1,309,188
Increase in payable on credit facility	22,818
Decrease in accrued expenses	(529,349)
Net cash used in operating activities	(78,029,559)

Financing activities
Subscriptions received	290,028,511
Redemptions paid	(198,915,565)
Net cash provided by financing activities	91,112,946

Net change in cash	13,083,387
Cash, beginning of period	73,118,921
Cash, end of period	$86,202,308

Supplemental disclosure of cash flow information
Interest paid	$283
Supplemental disclosure of non-cash activities
Non-cash subscriptions	$1,817,177

See accompanying notes to consolidated financial statements.

9

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net asset value, beginning of period	$1,197.26	$1,174.39	$1,135.85	$1,207.07	$1,231.50	$1,119.70
Net investment loss(a)	(7.55)	(15.80)	(13.61)	(11.70)	(18.32)	(16.48)
Net realized and unrealized gain on investments	91.20	122.38	108.70	24.11	64.87	211.72
Net increase in net assets resulting from operations	83.65	106.58	95.09	12.41	46.55	195.24
Distributions paid from:
Net investment income	–	(77.05)	(50.97)	(62.83)	(64.55)	(81.03)
Net realized gains	–	(6.66)	(5.58)	(20.80)	(6.43)	(2.41)
Total distributions	–	(83.71)	(56.55)	(83.63)	(70.98)	(83.44)
Net asset value, end of period	$1,280.91	$1,197.26	$1,174.39	$1,135.85	$1,207.07	$1,231.50
Total return(b)	6.99%	9.17%	8.52%	1.14%	3.73%	17.60%
Ratio of total expenses to average net assets before expense waivers and recaptures(c)	1.39%	1.39%	1.37%	1.37%	1.36%	1.38%
Ratio of total expenses to average net assets after expense waivers and recaptures(c)	1.39%	1.39%	1.37%	1.37%	1.36%	1.38%
Ratio of net investment loss to average net assets(d)	(1.23%)	(1.31%)	(1.18%)	(1.19%)	(1.35%)	(1.37%)
Portfolio turnover	4.50%	7.65%	5.28%	2.35%	14.16%	17.05%
Senior security, end of period(e)	$125,975	$103,157	$80,038	$70,038	$–	$–
Asset coverage per $1,000 of senior security principal amount(f)	$48,151,656	$54,077,229	$63,745,750	$66,721,078	$–	$–
Net assets, end of period	$6,065,778,841	$5,578,341,544	$5,102,002,281	$4,672,940,823	$4,082,088,249	$3,183,173,052

(a)	Calculated based on the average units outstanding methodology.
(b)	Total return assumes a subscription of a unit in the Fund at the beginning of the period, a repurchase of the unit on the last day of the period, and the re-investment of all distributions during the period.
(c)	Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
(d)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
(e)	The Fund’s senior securities during this time period were comprised only of borrowings made pursuant to the Fund’s credit agreements or note purchase agreements.
(f)	Calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized. The total return for periods less than a year has not been annualized. An individual Member’s return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes to consolidated financial statements.

10

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements

Six Months Ended October 31, 2025

(Unaudited)

1. Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund is also registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in Note 2.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles. Each is managed by an independent investment manager pursuant to various alternative investment strategies across four sectors: relative value, market neutral and hedged equity, event-driven, and distressed and credit securities.

The Fund is a master fund in a master-feeder structure whereby Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”) invests substantially all of its assets in the Fund. As of October 31, 2025, the Feeder Fund owned 51.40% of the Fund’s net assets. Other eligible investors (together with the Feeder Fund, “Members”) in the Fund include high net worth individuals, foundations, pensions, and other institutions.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. The majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund utilizes the Bank of New York Mellon (the “Administrator” and “Custodian”) as its independent administrator and custodian.

11

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

2. Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements are expressed in U.S. dollars.

The Fund is an investment company as described in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Fund follows the accounting and reporting guidance in ASC 946.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, Ironwood Multi-Strategy Fund Ltd. (“CFC”), a Cayman Islands controlled foreign corporation. CFC has the same investment objective as the Fund and is primarily used to invest in investment funds which do not allow U.S. entities to invest directly. As of October 31, 2025 and for the six months then ended, no investment funds were held by the wholly owned subsidiary.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

12

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Portfolio Valuation

The Fund’s portfolio valuation is subject to the requirements of the 1940 Act and SEC Rule 2a-5 (“Rule 2a-5”). As permitted by Rule 2a-5, the Board has appointed the Adviser as the Fund’s valuation designee (“Valuation Designee”), subject to its oversight, with respect to the Fund’s investments that do not have readily available market quotations. The Adviser, as Valuation Designee, is responsible for performing fair value determination of these investments in accordance with the requirements of Rule 2a-5, which includes selecting and consistently applying an appropriate valuation methodology.

The Fund’s investments are valued at fair value in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”). See Note 4 for more information.

Cash

The Fund places its cash in accounts that are affiliated with the Administrator and the Custodian and, at times, such balances may be in excess of the Federal Deposit Insurance Corporation insurance limits. The Adviser monitors the financial condition of the Administrator and the Custodian and does not anticipate any losses from these counterparties.

Income and Expense Recognition

The Fund records investment transactions on a trade date basis and recognizes income and expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Changes in the investment funds’ fair values are included in net change in unrealized appreciation/depreciation on investments on the consolidated statement of operations. Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and state(s) as applicable. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2025. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the consolidated statement of operations. The open tax years under potential examination vary by jurisdiction, but in general tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

13

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gains distributions in cash.

Segment Reporting

The Fund is an investment company whose investment objective is stated in Note 1 to the Consolidated Financial Statements and operates as a single reportable segment. The Adviser’s Management Committee has been designated as the Fund’s Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of the Fund’s single segment and deciding the allocation of the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Consolidated Financial Statements.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4. Fair Value of Financial Instruments

ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in investment funds, provided certain criteria are met. Accordingly, the Fund values its investments in investment funds at fair value, which is an amount equal to the sum of the Fund’s proportionate interests in the investment funds, as determined from financial information provided by the respective administrators or investment managers of the investment funds. These fair values represent the amounts the Fund would receive if it were able to liquidate its investments in the investment funds as of the measurement date, prior to any early withdrawal charges, if applicable. Some values received are estimates, subject to subsequent revision by the respective administrators or investment managers. Values received are generally net of management fees and incentive fees or allocations payable to the investment funds’ investment managers pursuant to the investment funds’ operating agreements. The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda.

14

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

The investment funds hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value. The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the investment funds based on various factors, including the nature of their investment strategy. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda.

The Adviser has designed ongoing due diligence processes with respect to investment funds, their administrators, and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in the investment fund.

The Adviser has designated a committee to oversee the valuation of the Fund’s investments (the “Valuation Committee”). The Valuation Committee is comprised of senior personnel, the majority of whom are separate from the Fund’s portfolio management team, and is responsible for developing written valuation policies and procedures, conducting periodic reviews of those policies and procedures, and evaluating the overall fairness and consistent application of the valuation policies and procedures. The Valuation Committee meets on a quarterly basis or more frequently as needed.

If no value is readily available from an investment fund or if a value supplied by an investment fund is deemed by the Valuation Committee not to be indicative of its fair value, the Valuation Committee would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board oversight. Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available. As of and for the six months ended October 31, 2025, all investments in investment funds were valued using the values provided by the investment funds or their administrators.

Short-term investments consist of investments in money market funds valued at $124,034,034 as of October 31, 2025. These investments are valued using readily available market quotations at their respective net asset value per share and are categorized as Level 1 in the fair value hierarchy, as defined in ASC 820.

In accordance with U.S. GAAP, investments in investment funds that are valued at net asset value as a practical expedient are not required to be included in the fair value hierarchy. All investments in investment funds were valued at their respective net asset value as of October 31, 2025, and are excluded from the fair value hierarchy.

15

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

As of October 31, 2025, approximately 1.51% of the Fund’s net assets were invested in investment funds that do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold. Additionally, approximately 6.12% of the Fund’s net assets were invested in designated private investments maintained by the investment funds or in term vehicles, which do not have set redemption timeframes. The timing of when these investments will be liquidated is unknown.

The following is a summary of the Fund’s investment sectors as of October 31, 2025.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical. Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc. One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities. An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity. Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative strategies. Generally, investment funds within this sector require a 30 to 90 day notice period to redeem at the next available redemption date.

Market neutral and hedged equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced. Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy). The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long. Generally, investment funds within this sector require a 45 to 90 day notice period to redeem at the next available redemption date.

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets. A common event-driven strategy is merger arbitrage (also called risk arbitrage). This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company. The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction. The positions may be reversed if the manager feels the acquisition may not close. This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase. Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations. Generally, investment funds within this sector require a 60 to 90 day notice period to redeem at the next available redemption date.

16

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries. Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors. Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings. Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets. Generally, investment funds within this sector require a 90 day notice period to redeem at the next available redemption date.

5. Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2025 were $410,472,268. Total redemptions from investment funds for the six months ended October 31, 2025 were $250,711,797.

6. Members’ Units

The stated minimum initial investment by Members is $50,000 and the minimum subsequent investment is $10,000. The Adviser may waive these minimums, but in no event will the initial investment be less than $25,000. Members may purchase units as of the first business day of the month.

Subscriptions received in advance and subscriptions received in advance from Ironwood Multi-Strategy Fund LLC represent the amounts received on or prior to October 31, 2025 for subscriptions with an effective date of November 1, 2025.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units. Neither the Fund nor the Distributor impose an initial sales charge. If a Member purchases units through a Selling Agent, the Selling Agent may directly charge the Member a transaction or other fees in such amount as the Selling Agent determines. Any such transaction or other fees charged by a Selling Agent is in addition to the subscription price for units and does not form a part of a Member’s investment in the Fund.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”). In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31. While there can be no guarantee that it will continue this practice, to date, the Fund has offered to repurchase 10 – 20% of its units at each of its June 30 and December 31 Offers.

17

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

As part of each Offer, Members of the Fund may request to tender units and immediately subscribe the resulting proceeds to the Feeder Fund. As part of the Feeder Fund’s tender offers, Members of the Feeder Fund may request to tender units and immediately subscribe the resulting proceeds to the Fund. In these circumstances, the Fund and the Feeder Fund process the transactions without requiring the payment or receipt of cash. For the six months ended October 31, 2025, the total amount of non-cash subscriptions was $1,817,177 and there were no non-cash redemptions.

A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund. The Board or the Adviser may waive the imposition of the early repurchase fee. For the six months ended October 31, 2025, the Fund charged early repurchase fees of $7,914. Such amount is included in other income on the consolidated statement of operations.

In no event shall any Member have any liability for the repayment or discharge of debts and obligations of the Fund except to the extent provided by the Fund’s prospectus or as required by law.

7. Advisory Fee, Related Party Transactions, and Other Expenses

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee (the “Advisory Fee”) of 0.10% (1.20% per annum) of the Fund’s month end net asset value. The Advisory Fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The Advisory Fee is payable in arrears as of the last calendar day of the applicable fiscal quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the investment funds and indirectly borne by Members in the Fund. For the six months ended October 31, 2025, the Fund incurred Advisory Fees of $35,038,246, of which $17,799,077 was payable to the Adviser as of October 31, 2025.

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, commitment fees, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (ranging from 0.00% to 3.50% of net asset value) and incentive fees or allocations to such investment managers (ranging from 0% to 40% of net profits). The Fund also pays all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, audit and tax preparation fees, fees paid to the Administrator, fees paid to the regulatory and compliance administrator, risk monitoring fees, filing fees, insurance expense, fees paid to sub-transfer agencies, bank charges, and taxes. The Fund will also pay any extraordinary operating expenses. Among the Fund’s operating expenses are certain costs that may be associated in part with the Feeder Fund that are not clearly allocable on a separate basis, such as joint vendor contracts. The Feeder Fund is the largest member of the Fund and as such bears a significant pro rata share of all expenses of the Fund.

18

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, bank charges, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the Advisory Fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

Eligible expenses were below the Expense Limitation and no eligible expenses were recaptured under the Expense Limitation Agreement during the six months ended October 31, 2025. There are no amounts subject to potential future reimbursement to the Adviser.

Compensation to the independent directors for the six months ended October 31, 2025 was $97,500.

As of October 31, 2025, directors, officers, and the Adviser and its employees held units in the Fund as follows:

	Units	Percent of Net Assets
Directors	1,474.66	0.03%
Officers	161.15	0.00%
Adviser and its employees	6,138.16	0.13%
Total	7,773.97	0.16%

19

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

8. Credit Facility

The Fund maintains a secured credit agreement with an unaffiliated bank (“Credit Facility I”). Credit Facility I has a maximum availability of $325,000,000, subject to specific asset-based covenants. Prior to June 28, 2025, the maximum availability was $275,000,000. Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of Daily Simple SOFR plus 1.45%. The Fund also pays an annual commitment fee of 0.45% on the amount by which the maximum availability exceeds the outstanding loan balance. Interest and commitment fees are calculated and accrued daily and, if not repaid, are automatically added to the principal amount of the loan balance. Credit Facility I matures on June 27, 2028.

The Fund maintains a secured credit agreement with an unaffiliated bank (“Credit Facility II”). Credit Facility II has a maximum availability of $275,000,000, subject to specific asset-based covenants. Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of 1-month Term SOFR plus 1.50%. The Fund also pays an annual commitment fee of 0.50% on the amount by which the maximum availability exceeds the outstanding loan balance. Any outstanding principal, along with accrued interest and fees, must be repaid within 183 calendar days following the date of each borrowing. Interest and commitment fees are calculated and accrued daily and, if not repaid, are automatically added to the principal amount of the loan balance. Credit Facility II matures on May 15, 2026.

Interest expense and commitment fees incurred for the six months ended October 31, 2025 are included on the consolidated statement of operations. The payable on credit facility as of October 31, 2025 presented on the consolidated statement of assets and liabilities includes accrued interest expense and accrued commitment fees that have been added to the principal amount of the loan balance. Under Credit Facility I for the six months ended October 31, 2025, the average loan balance and average interest rate were $9,901 and 5.78%, respectively. Under Credit Facility II for the six months ended October 31, 2025, the Fund had no outstanding loan balance.

9. Income Taxes

The Fund generally invests in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). Certain PFICs provide information regarding the amount of U.S. taxable income and gain. For such PFICs, the Fund has made Qualified Electing Fund (“QEF”) elections for tax purposes.

For other PFICs that do not provide information regarding taxable income and gain, the Fund has made mark-to-market (“MTM”) elections which convert any unrealized gain to ordinary taxable income.

The Fund also invests in investment funds organized in the U.S. that are treated as partnerships for U.S. income tax purposes.

20

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

Net investment income (loss) and net realized gain (loss) from investments in investment funds may not be treated the same for financial statement and for U.S. tax purposes. Temporary book-tax differences result when the Fund holds an investment in an investment fund, and such temporary book-tax differences generally become permanent upon disposal of the investment fund.

As of October 31, 2025, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes of the Fund’s investments were as follows:

Cost of investments for tax purposes	$5,610,583,753
Gross tax unrealized appreciation	$418,761,394
Gross tax unrealized depreciation	(14,748,819)
Net tax unrealized appreciation on investments	$404,012,575

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2025, the Fund’s last fiscal and tax year-end, the components of distributable earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$84,872,527
Undistributed long-term capital gains	42,184,918
Net unrealized appreciation	45,884,640
Accumulated earnings	$172,942,085

As of April 30, 2025, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

There were no distributions paid during the six months ended October 31, 2025.

10. Commitments

As of October 31, 2025, the Fund had unfunded capital commitments to investment funds of $123,220,492.

21

Ironwood Institutional Multi-Strategy Fund LLC

Notes to Consolidated Financial Statements (continued)

(Unaudited)

11. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications and that contain a variety of representations and warranties. The Fund’s maximum exposure in connection with these contracts is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, no claims have been made under these indemnities in the past, and while there can be no assurances in this regard, the Fund is not aware of any such claims that may be made in the future.

12. Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s consolidated financial position or results of operations.

22

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information

(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund subject to the oversight of the Board of Directors. One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other directors (the “Independent Directors”) are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”). A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Additional information about the directors is available in the Fund’s Statement of Additional Information (“SAI”). The Fund’s SAI can be obtained on Ironwood’s website (https://www.ironwoodpartners.com/funds/), the SEC’s website (http://www.sec.gov), or by contacting Ironwood at 833-990-2394.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 75	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 75	Independent Director	Term - Indefinite Length - Since inception	Retired since 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 72	Independent Director	Term - Indefinite Length - Since October 1, 2015	Retired since 2014; prior thereto Partner of Ernst & Young LLP	2	The Hartford Group of Funds (83 portfolios); Coller Secondaries Private Equity Opportunities Fund and Coller Private Credit Secondaries; also directorships and governance committee member with 3 private investment funds
Interested Directors(2)
Jonathan Gans Age: 54	Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

23

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2025. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 54	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 54	Secretary	Term - Indefinite Length - Since January 1, 2022	Chief Operating Officer of Ironwood
Martha Boero Age: 42	Treasurer	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood since January 2023; prior thereto Chief Accounting Officer of Ironwood
Michael Mazur Age: 42	Chief Compliance Officer	Term - Indefinite Length - Since January 1, 2022	Chief Compliance Officer of Ironwood since January 2022; prior thereto Vice President, Regulatory & Compliance of Ironwood

24

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Investment Advisory Agreement

The Amended and Restated Investment Management Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the oversight of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds. Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring. The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies, and restrictions.

The Adviser also provides and/or oversees operational services to the Funds, including service provider oversight, administration services, fund accounting, investor services, assistance with meeting legal and regulatory requirements, and compliance services.

The Agreement was approved for an initial two-year term on December 23, 2010 and was amended and restated on May 1, 2012. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund. The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met by videoconference in executive session separately with counsel to the Independent Directors and then with counsel to the Independent Directors and counsel to the Funds on September 4, 2025; by videoconference in executive session with those counsel and with representatives of the Adviser on September 8, 2025; and in a full meeting on September 18, 2025, in each case to evaluate whether to approve the Agreement for an additional one-year term. At the Joint Board meeting on September 18, 2025, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for the additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by counsel to the Independent Directors in advance of its meetings, the terms of the Agreement, the operations of the Funds, and other relevant factors.

25

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner and that its efforts to organize and maintain the Funds over time represents an entrepreneurial risk taken by the Adviser. The Board discussed the Adviser’s personnel; the fees and expenses of the Funds; the Adviser’s investment services (including the Adviser’s robust underlying fund due diligence process), philosophy and performance; and the Adviser’s significant operational support services (including the Adviser’s close oversight and continued evaluation of service providers). The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds.

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through July 31, 2025, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500 Index, the Bloomberg Aggregate Bond Index, a custom index comprised of 60% S&P 500 Index / 40% Bloomberg Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager, and a group of registered alternative funds of funds (the “Peer Group”) that either have objectives and strategies similar to those of the Funds or are offered among certain of the intermediary platforms on which the Funds are offered.

The Board noted the Funds’ investment performance over different periods within the context of the Funds’ stated objectives. The Board considered the Funds’ strategies and evaluated metrics such as absolute and relative returns (i.e., compared to benchmarks and peers), standard deviations, and Sharpe ratios. It considered differences in performance results between the Funds and other funds managed by the Adviser. The Board also acknowledged the consistency of the Funds’ investment performance and the Funds’ risk-adjusted returns over time as competitive with or outperforming the Peer Group (while also noting differences in management and strategies of the peers). The Board recognized that the broad market index information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory and consistent with the Funds’ stated objectives and strategies.

The Board considered the various fees and expenses of the Funds, with an emphasis on the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

26

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent, and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds, and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, the Expense Limitation Agreements, the substantial resources of the Adviser devoted to the management of the Funds, and the Adviser’s continued investment into the business. The Board concluded that the Adviser’s profitability appeared reasonable.

In considering the advisory fees, the Board noted the absence of “breakpoint” arrangements (reductions in the fee as assets under management increase) both under the Agreement and in Peer Group arrangements. The Board also considered that the Adviser’s current and future economies of scale in providing services under the Agreement are both uncertain and subject to change.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members. As suggested by the discussion above, many matters were considered as potentially relevant to these determinations, and no single factor was found to be determinative.

27

Ironwood Institutional Multi-Strategy Fund LLC

Supplemental Information (continued)

(Unaudited)

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (415) 777-2400; (ii) on the Funds’ website at https://www.ironwoodpartners.com/funds/; and (iii) on the SEC’s website at http://www.sec.gov.

Filing of Quarterly Schedule of Portfolio Holdings (“Form N-PORT”)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available: (i) without charge, upon request, by calling (415) 777-2400; and (ii) on the SEC’s website at http://www.sec.gov.

28

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ironwood Multi-Strategy Fund LLC

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: December 29, 2025

By

/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: December 29, 2025